CONSOLIDATED STATEMENTS OF EQUITY - USD ($)	Total	Common Shares Class A	Comman Shares Class B	Additional Paid-In Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest
Balance, shares at Dec. 31, 2022		30,446
Balance, amount at Dec. 31, 2022	$ 115,935,394			$ 79,746,608	$ 7,490,398	$ 39,090,079	$ (8,242,727)	$ (2,148,964)
Proceeds received from issuance of common shares, shares		56,000
Proceeds received from issuance of common shares, amount	5,834,325			5,834,325	0	0	0	0
Conversion of convertible note, shares		8,479
Conversion of convertible note, amount	438,000			438,000	0	0	0	0
Foreign currency translation adjustment	(4,220,033)			0	0	0	(4,221,546)	1,513
Net income (loss)	5,017,546			0	0	5,582,847	0	(565,301)
Balance, amount at Dec. 31, 2023	123,005,232			86,018,933	7,490,398	44,672,926	(12,464,273)	(2,712,752)
Balance, shares at Dec. 31, 2023		94,925
Proceeds received from issuance of common shares, shares		102,250
Proceeds received from issuance of common shares, amount	364,126			364,126	0	0	0	0
Conversion of convertible note, shares		222,483
Conversion of convertible note, amount	2,060,000			2,060,000	0	0	0	0
Foreign currency translation adjustment	86,797			0	0	0	82,205	4,592
Net income (loss)	(3,565,285)			0	0	(3,241,770)	0	(323,515)
Issuance of common stock for warrants exercised, shares		713,000
Issuance of common stock for warrants exercised, amount	6,325,187			6,325,187	0	0	0	0
Appropriation of retained earnings to statutory reserve fund	0			0	(7,387,651)	7,387,651	0	0
Balance, amount at Dec. 31, 2024	128,276,057			94,768,246	102,747	48,818,807	(12,382,068)	(3,031,675)
Balance, shares at Dec. 31, 2024		1,132,658
Proceeds received from issuance of common shares, shares		3,614,464
Proceeds received from issuance of common shares, amount	5,480,000			5,480,000	0	0	0	0
Conversion of convertible note, shares		192,059
Conversion of convertible note, amount	348,000			348,000	0	0	0	0
Foreign currency translation adjustment	1,766,415			0	0	0	1,766,927	(512)
Net income (loss)	(31,041,659)			0	0	(31,023,243)	0	(18,416)
Issuance of common stock for warrants exercised, shares		56,336
Issuance of inducement warrants	(401,000)			0	0	(401,000)	0	0
Issuance of common stock for warrants exercised, amount	$ 623,321			$ 623,321	0	0	0	0
Cancellation of common stock due to reverse split, shares		133
Cancellation of common stock due to reverse split, amount	(512)			(512)
Redesignated Class A common share to Class B common share, shares		(1,142)	1,142
Redesignated Class A common share to Class B common share, amount	$ 0			$ 0	0	0	0	0
Conversion of promissory note, shares		1,219,488
Conversion of promissory note, amount	2,248,151			2,248,151	0	0	0	0
Disposal of discontinued operations	3,050,603			0	0	0	0	3,050,603
Balance, amount at Dec. 31, 2025	$ 110,349,376			$ 103,467,206	$ 102,747	$ 17,394,564	$ (10,615,141)	$ 0
Balance, shares at Dec. 31, 2025		6,213,730	1,142